Related Parties	12 Months Ended
Mar. 31, 2018
Disclosure Of Transactions Between Related Parties [Abstract]
Related parties
26.	Related parties:

Key management personnel compensation:

The key management personnel are the officers of the Corporation and members of the Board of Directors. They control 9% of the voting shares of the Corporation.

Key management personnel compensation includes the following for the year ended March 31, 2018 and for the thirteen-month period ended March 31, 2017:

	2018	2017
	(12 months)	(13 months)

Short-term benefits (1)	$3,361,371	$2,988,124
Share-based compensation costs (2)	1,879,459	1,605,103
	$5,240,830	$4,593,227

(1)

An amount of $735,244 is included related to key management personnel of Acasti for fees incurred before the loss of control of the subsidiary ($756,405 for the thirteen-month period ended March 31, 2017).

(2)

An amount of $444,556 is included related to key management personnel of Acasti for fees incurred before the loss of control of the subsidiary ($544,703 for the thirteen-month period ended March 31, 2017).